Accounts receivable and others	12 Months Ended
Jun. 30, 2020
Accounts Receivable and Others [Abstract]
Accounts receivable and others

7. Accounts receivable and others

	Note	2020	2019
Trade accounts receivable	7.1	145,692	112,646
Recoverable taxes	7.2	9,305	5,950
Advances to suppliers		20,609	5,790
Other receivables		7,744	934
Total current		183,350	125,320

Trade accounts receivable	7.1	240,407	180,597
Recoverable taxes	7.2	20,274	21,269
Judicial deposits	27	1,706	1,667
Total noncurrent		262,387	203,533

7.1	Trade accounts receivable

	2020	2019
Sale of sugarcane	30,031	27,623
Sale of grains	36,777	36,546
Sale of beef cattle	636	1,210
Leases of land	4,868	6,954
Sale of machinery	918	121
Sale of farms	73,678	41,351
	146,908	113,805

Allowance for expected credit losses	(1,216)	(1,159)

Total current	145,692	112,646

Sale of machinery	333	-
Sale of farms	240,074	180,597

Total noncurrent	240,407	180,597

a)	Changes in the allowance for expected credit losses:

At June 30, 2018	866
Accrual of provision	397
Write-off or reversal	(104)
At June 30, 2019	1,159
Set-up of provision	213
Accrual of provision	3,782
Write-off or reversal	(3,938)
At June 30, 2020	1,216

b)	Breakdown of receivable by maturity

	2020	2019
Falling due:
Up to 30 days	57,188	49,885
31 to 90 days	44,424	24,456
91 to 180 days	8,748	12,000
181 to 360 days	34,954	20,555
Over 360 days	240,407	180,597

Past due:
Up to 30 days	378	5,642
31 to 90 days	-	108
181 to 360 days	-	308
Over 360 days	1,216	851
	387,315	294,402

c)	Sale of sugarcane

The Company has two sugarcane supply agreements. The first agreement was with Brenco Companhia Brasileira de Energia Renovável and the second agreement is included in the partnership IV Agreement, as mentioned in the explanatory note on Commitments, whose credit risks are assessed in accordance with the internal policy as presented in Note 4.8b.

No expected credit allowance was noted at June 30, 2020, and there is no record of default until the date of disclosure of these Financial Statements.

d)	Sale of grains

For the year ended June 30, 2020 and 2019, corn and soybean were sold mainly to the clients Cargill, Bunge Alimentos, Glencore and Gavilon, respectively.

e)	Receivables from sales of farms

Total amounts sold, collected and receivables from sale of farms are as follows:

	Araucária III	Araucária IV	Araucária V	Jatobá I	Jatobá II	Jatobá III	Jatobá IV	Jatobá V	Alto Taquari I	Alto Taquari II	Alto Taquari III	Bananal IX	Total
At June 30, 2018	8,527	9,017	50,594	8,657	-	-	-	-	-	-	-	-	76,795
Sales	-	-	-	-	123,335	47,016	-	-	6,871	-	-	-	177,222
Receipts	(2,980)	(1,525)	(10,115)	(2,513)	(21,000)	(5,000)	-	-	(2,927)	-	-	-	(46,060)
Fair value adjustment	(325)	(254)	(2,396)	38	16,488	115	-	-	325	-	-	-	13,991
At June 30, 2019	5,222	7,238	38,083	6,182	118,823	42,131	-	-	4,269	-	-	-	221,948
Sales (a)	-	-	-	-	-	-	18,974	37,919	-	3,576	11,037	-	71,506
Receipts	(4,547)	-	(8,980)	(4,680)	(18,359)	(5,008)	(6,731)	(5,000)	(1,659)	(2,046)	(1,761)	-	(58,771)
Acquisition of Agrifirma	-	-	-	-	-	-	-	-	-	-	-	21,272	21,272
Fair value adjustment	2,661	20	8,401	1,067	29,277	10,261	3,238	110	935	2,024	(1,330)	1,133	57,797
At June 30, 2020	3,336	7,258	37,504	2,569	129,741	47,384	15,481	33,029	3,545	3,554	7,946	22,405	313,752

Current	3,131	4,728	10,596	2,569	22,690	8,140	3,325	8,541	930	1,200	614	7,214	73,678
Noncurrent	205	2,530	26,908	-	107,051	39,244	12,156	24,488	2,615	2,354	7,332	15,191	240,074

(a)	Information on sales and the amounts received in the fiscal year ended June 30, 2020 is presented in Notes 1.2 and 21.b.

Variable consideration

In the case of sales for which official measurement during or upon termination of the agreement is mandatory, the Company adopts the variable consideration concept set forth in IFRS 15 – Revenue and does not recognize 2.3% of the sale until the measurement is made. This percentage, whose calculation is based on the highest historical deviation plus a safety margin, represents the risk of proportional reversion upon sale recognition if there is any difference between the area negotiated and the area delivered. The Company has never delivered a narrower area than the negotiated area and recognizes the 2.3% of revenue from sale after the official measurement.

The following table provides a breakdown of credits with the variable consideration element:

	Jatobá II	Jatobá III	Jatobá IV	Jatobá V	Alto Taquari I	2020
June 30, 2020	129,741	47,384	15,481	33,029	3,545	229,180
Variable consideration (2.3%)	3,054	1,115	364	778	83	5,394
	132,795	48,499	15,845	33,807	3,628	234,574

7.2	Recoverable taxes

	2020	2019
Withholding income tax (IRRF) on financial investments to be offset	3,508	3,276
Income tax losses and social contribution carryforwards	3,155	-
Other recoverable taxes and contributions	977	601
Tax on value added - IVA – (Paraguay)	1,665	2,073
Total current	9,305	5,950

ICMS recoverable	9,786	9,792
ICMS recoverable on property, plant and equipment	83	194
Non-cumulative PIS and COFINS to be offset	1,486	4,804
IRRF on financial investments to be offset	454	2,409
Tax on value added - IVA – (Paraguay)	8,465	4,070
Total noncurrent	20,274	21,269